Intangible Assets, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Impairment charges	¥ 0		¥ 0	¥ 0
Amortization of intangible assets	4,481,000	$ 703	4,366,000	¥ 2,307,000
Intangible assets with an indefinite useful life	¥ 0		¥ 0
Computer software and systems
Weighted average useful life of intangible assets	4 years	4 years	3 years 10 months 24 days	4 years 2 months 12 days